Reconciliation of net cash flow from operating activities	6 Months Ended
Sep. 30, 2022
Reconciliation of net cash flow from operating activities
Reconciliation of net cash flow from operating activities

8   Reconciliation of net cash flow from operating activities

	Six months ended 30 September
	2022	2021
	€m	€m
Profit for the financial period	1,243	1,277
Investment income	(211)	(129)
Financing costs	1,418	1,473
Income tax expense/(credit)	485	(1)
Operating profit	2,935	2,620
Adjustments for:
Share-based payments and other non-cash charges	46	98
Depreciation and amortisation	6,853	6,952
Loss on disposal of property, plant & equipment and intangible assets	9	26
Share of results of equity accounted associates and joint ventures	(343)	(111)
Other (income)/expense	(104)	108
Increase in inventory	(175)	(41)
Increase in trade and other receivables	(1,381)	(1,254)
Decrease in trade and other payables	(888)	(1,366)
Cash generated by operations	6,952	7,032
Taxation	(672)	(577)
Net cash flow from operating activities	6,280	6,455